Net Income (loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net income (loss) attributable to the investees	$ 259,368	$ (56,361)
Denominator:
Weighted average ordinary shares outstanding, basis	235,307	235,543
Basic net income (loss) per share attributable to Weibo's shareholders (in dollars per share)	$ 1.10	$ (0.24)
Numerator:
Net income (loss) attributable to the investees	$ 259,368	$ (56,361)
Denominator:
Weighted average ordinary shares outstanding, basis	235,307	235,543
Shares used in computing diluted net income per share attributable to Weibo's shareholders	237,817	235,543
Diluted net income (loss) per share attributable to Weibo's shareholders (in dollars per share)	$ 1.09	$ (0.24)
Options and RSUs
Anti-dilutive share
Effects of dilutive securities (in shares)	2,500	0
Anti-dilutive share excluded from the calculation of diluted net income per share	6,500	5,500
Employee and Non-Employee stock options
Anti-dilutive share
Effects of dilutive securities (in shares)	4
Restricted share units
Anti-dilutive share
Effects of dilutive securities (in shares)	2,506
Convertible Debt [Member]
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share		6,800